Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Schedule of table presents reconciliations of the denominators of the basic and diluted per share computations
	2022	2021	2020
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	12,311,264	45,168,650	49,537,082
Effect of diluted securities
Stock options	—	422,326	219,551
RSUs	—	1,029,519	48,253
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	12,311,264	46,620,495	49,804,886